UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22123

        Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.9% (1.6% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 2,094,136
	System Inc., Series 2005A, 5.250%, 11/15/20
1,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	783,730
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
3,290	Total Alabama			2,877,866
	Arizona – 7.1% (6.0% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	694,180
	Bonds, Series 2007, 6.200%, 7/15/32
4,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,814,560
	2007, 7.000%, 12/01/27
8,325	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	6,367,210
	5.000%, 12/01/37
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	733,440
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
14,325	Total Arizona			10,609,390
	Arkansas – 0.0% (0.0% of Total Investments)
65	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series	10/09 at 100.00	B2	47,076
	1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
	California – 13.7% (11.5% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,448,340
	5.000%, 12/01/36
1,020	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008B,	8/17 at 100.00	AA–	852,842
	5.000%, 2/01/28 (Alternative Minimum Tax) (4)
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,382,054
	Health System, Series 2005A, 5.250%, 7/01/35
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,981,580
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
3,150	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	Aa3	1,681,690
	Option Bond Trust 3046, 12.104%, 11/15/46 (IF)
1,350	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	Aa3	720,725
	Option Bond Trust 3048, 12.830%, 11/15/46 (IF)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A–	1,511,520
1,990	6.500%, 12/15/47	12/17 at 100.00	N/R	1,467,983
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	BBB	1,800,450
2,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,351,850
3,190	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	659,890
	Revenue Bonds, Series 2005A, Trust 2213, 12.931%, 6/01/45 – AMBAC Insured (IF)
3,665	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	1,111,301
	Revenue Bonds, Series 2005A, Trust 2448, 12.944%, 6/01/38 – FGIC Insured (IF)
5,335	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	4,405,536
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
33,025	Total California			20,375,761
	Colorado – 8.3% (6.9% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,200,510
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon	12/16 at 100.00	N/R	333,890
	Valley Academy, Series 2006, 5.625%, 12/01/36
1,520	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB+	1,007,000
	Academy, Series 2007A, 5.700%, 5/01/37
2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,511,480
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,480	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	1,350,352
	Series 2006A, 5.000%, 9/01/41 (4)
5,045	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	4/17 at 100.00	N/R	3,302,507
	2007, 6.750%, 4/01/27 (Alternative Minimum Tax)
1,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program	11/18 at 100.00	AA–	1,050,950
	Certificates of Participation, Series 2008, 5.500%, 11/01/27
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	876,200
	8.000%, 12/01/25
1,700	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities,	No Opt. Call	A	1,645,821
	Series 2008, 6.500%, 11/15/38
15,745	Total Colorado			12,278,710
	Florida – 16.7% (14.0% of Total Investments)
1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/15 at 101.00	N/R	691,900
	5.300%, 5/01/35
1,000	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	874,590
	Series 2008A, 7.000%, 5/01/37
1,000	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A+	1,000,680
	Bonds, Series 2003, 6.400%, 5/01/33
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,507,540
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
1,320	Fishhawk Community Development District II, Florida, Special Assessment Revenue Bonds, Series	5/14 at 100.00	N/R	1,062,349
	2004A, 6.125%, 5/01/34
2,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	1,404,360
	2004, 5.850%, 5/01/35
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/09 at 100.00	BB+	991,700
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,915	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,711,571
	Gardens, Series 2004A, 5.900%, 5/01/35
1,500	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A,	5/18 at 100.00	N/R	1,059,060
	7.125%, 5/01/39
980	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	592,606
	Series 2004, 5.750%, 5/01/35
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	718,310
	6.000%, 5/01/37
970	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004,	5/12 at 101.00	N/R	425,267
	6.250%, 5/01/36
3,800	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,808,466
	South Florida, Trust 1030, 13.150%, 8/15/37 (IF)
6,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	3,341,640
	5.250%, 5/01/39
4,940	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	3,405,241
	Series 2007, 6.750%, 5/01/38
3,455	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,984,310
	5.400%, 5/01/37
2,000	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,276,640
	6.125%, 5/01/35
36,880	Total Florida			24,856,230
	Georgia – 0.5% (0.4% of Total Investments)
165	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/10 at 100.00	B	134,358
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (5)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	612,630
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
1,165	Total Georgia			746,988
	Guam – 0.5% (0.4% of Total Investments)
725	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	727,262
	Illinois – 9.9% (8.3% of Total Investments)
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	828,652
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB	3,925,177
	Series 2007, 5.000%, 12/01/36
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,914,364
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa1	1,343,625
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	1,928,260
	2009, 6.875%, 8/15/38
2,500	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	B+	1,494,300
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,295	6.200%, 6/01/17	No Opt. Call	N/R	1,151,177
2,745	6.625%, 6/01/37	6/17 at 103.00	N/R	2,080,463
18,660	Total Illinois			14,666,018
	Indiana – 3.3% (2.8% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,140,620
	System, Series 2006, 5.125%, 8/01/29
1,600	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	Aa3	1,466,128
	Guaranteed, Series 2007A, 14.846%, 10/15/20 (IF)
	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	180,582
1,625	5.800%, 9/01/47	9/17 at 100.00	N/R	1,149,931
6,475	Total Indiana			4,937,261
	Louisiana – 5.1% (4.3% of Total Investments)
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	2,934,470
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
300	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	291,237
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
5,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	3,524,950
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	802,510
	Series 2001B, 5.875%, 5/15/39
9,800	Total Louisiana			7,553,167
	Massachusetts – 0.5% (0.4% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	B3	59,949
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	728,010
	Issue, Series A (2008), 6.500%, 1/15/38
1,090	Total Massachusetts			787,959
	Michigan – 1.2% (1.0% of Total Investments)
1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	556,390
	Obligated Group, Series 2007A, 4.875%, 8/15/27
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,258,320
	Montessori Academy, Series 2007, 6.500%, 12/01/37
20	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/09 at 100.00	Ba3	13,625
	Obligated Group, Series 1998A, 5.250%, 8/15/23
2,770	Total Michigan			1,828,335
	Minnesota – 1.6% (1.3% of Total Investments)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	2,319,570
	Series 2005, 6.000%, 11/15/35
	Missouri – 1.6% (1.3% of Total Investments)
1,000	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A+	1,005,510
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
40	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Ca	7,656
	Headquarters Hotel Project, Series 2000A, 7.000%, 12/15/15 (Alternative Minimum Tax) (6)
1,972	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/10 at 100.00	N/R	1,304,123
	Project, Series 2008A, 6.300%, 8/22/26
3,012	Total Missouri			2,317,289
	Montana – 0.4% (0.3% of Total Investments)
715	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	592,463
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
	Nevada – 1.4% (1.2% of Total Investments)
55	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	1/10 at 100.00	BB+	46,318
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
1,200	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	Caa2	240,660
1,200	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2	240,672
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
1,000	6.500%, 6/15/20	6/18 at 100.00	Ba2	831,480
1,000	6.750%, 6/15/28	6/18 at 100.00	Ba2	743,190
4,455	Total Nevada			2,102,320
	New Jersey – 5.4% (4.5% of Total Investments)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	2,323,860
55	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	40,818
240	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	165,550
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	18,766
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
4,700	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	3,850,851
	University Hospital, Series 2007, 5.750%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	908,190
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	703,584
9,720	Total New Jersey			8,011,619
	New Mexico – 0.2% (0.2% of Total Investments)
500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	336,020
	2007, 7.000%, 10/01/37
	New York – 1.5% (1.2% of Total Investments)
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 100.00	B–	790,660
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Mandatory put 8/01/17)
	(Alternative Minimum Tax)
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	806,871
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
700	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	No Opt. Call	BB	603,232
	Series 2007A, 5.250%, 12/01/16
2,730	Total New York			2,200,763
	North Carolina – 3.4% (2.8% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,370,411
	2007, 5.250%, 10/01/38
1,260	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,056,863
	Bonds, Series 2008, Trust 1149-3, 12.904%, 1/15/47 (IF)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,740	6.000%, 6/01/31	6/18 at 100.00	BBB	1,672,384
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	947,280
5,970	Total North Carolina			5,046,938
	Ohio – 3.6% (3.0% of Total Investments)
6,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	3,929,920
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	1,462,100
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)
8,845	Total Ohio			5,392,020
	Oklahoma – 0.7% (0.6% of Total Investments)
165	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	141,722
	5.000%, 2/15/42
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/09 at 100.00	B–	32,987
	6.250%, 6/01/20
1,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/09 at 100.00	Caa2	823,440
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
1,210	Total Oklahoma			998,149
	Oregon – 0.1% (0.1% of Total Investments)
25	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	10/09 at 100.00	B	19,923
	8/01/25 (Alternative Minimum Tax) (5)
125	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	12/09 at 100.00	B2	93,265
	5.700%, 12/01/25
150	Total Oregon			113,188
	Pennsylvania – 1.4% (1.2% of Total Investments)
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	741,916
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,450	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	1,309,103
	Series 2008A, 6.500%, 7/01/40
2,460	Total Pennsylvania			2,051,019
	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/09 at 100.00	CCC+	8,045
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
	Rhode Island – 0.3% (0.2% of Total Investments)
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	387,425
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 2.7% (2.3% of Total Investments)
1,100	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International	8/11 at 100.00	BBB	797,258
	Paper Company, Series 2006A, 5.000%, 8/01/30 (Alternative Minimum Tax)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	3,256,211
	Series 2007B, 7.700%, 11/01/17
4,577	Total South Carolina			4,053,469
	Tennessee – 2.5% (2.1% of Total Investments)
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	648,850
	Wellmont Health System, Refunding Series 200A, 5.440%, 9/01/32
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37	11/17 at 100.00	N/R	568,800
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	379,200
2,761	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625, 9/01/26	No Opt. Call	N/R	2,185,387
6,261	Total Tennessee			3,782,237
	Texas – 12.0% (10.1% of Total Investments)
	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,
	Series 2007:
1,000	5.750%, 12/01/29 (Alternative Minimum Tax)	12/10 at 100.00	CCC+	351,940
1,000	5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+	342,000
440	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	11/09 at 100.00	CCC	341,603
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,156,868
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	8.750%, 2/15/28
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,225,190
	Series 2008A, 6.500%, 8/15/38
995	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	775,871
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	989,028
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	320,984
	5.750%, 1/01/38
110	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	85,401
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	300,827
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
3,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CCC	1,341,720
	LLC Project, Series 2003B, 6.150%, 8/01/22
4,255	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,657,726
	Texas Health Resources Project, Trust 1031, 11.951%, 2/15/36 (IF)
1,000	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter	12/14 at 100.00	BB	800,260
	School, Series 2004A, 7.000%, 12/01/34
5,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 100.00	BBB+	4,183,350
	2002A, 5.000%, 8/15/42 – AMBAC Insured
23,950	Total Texas			17,872,768
	Utah – 3.7% (3.1% of Total Investments)
	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	397,655
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,091,319
5,500	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	4,003,395
	2007A, 5.800%, 6/15/38
7,430	Total Utah			5,492,369
	Virgin Islands – 1.3% (1.1% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	962,010
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	BBB	994,610
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
2,000	Total Virgin Islands			1,956,620
	Washington – 5.2% (4.4% of Total Investments)
4,000	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	2,899,760
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	4,814,670
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
11,000	Total Washington			7,714,430
	West Virginia – 0.3% (0.3% of Total Investments)
740	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	491,567
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 0.2% (0.2% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	24,042
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
360	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B,	No Opt. Call	B2	321,952
	5.500%, 7/01/15
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	–
	Health, Trust 2113, 14.109%, 8/15/34 (IF) (7)
3,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	–
	Healthcare System, Series 2006, Trust 2187, 14.109%, 8/15/34 (IF) (7)
4,140	Total Wisconsin			345,994
	Wyoming – 1.1% (0.9% of Total Investments)
2,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	1,631,360
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 249,400	Total Investments (cost $227,534,231) – 119.3%			177,509,665
	Borrowings – (23.5)% (8)			(35,000,000)
	Other Assets Less Liabilities – 4.2%			6,266,585
	Net Assets Applicable to Common Shares – 100%			$ 148,776,250

Investments in Derivatives

Forward Swaps outstanding at July 31, 2009:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date (Depreciation)
JP Morgan	$6,000,000	Receive	3-Month USD-LIBOR	3.413%	Semi-Annually	4/09/10	4/09/39	$ 888,964
Royal Bank of Canada	3,000,000	Receive	3-Month USD-LIBOR	3.327	Semi-Annually	4/23/10	4/23/39	490,357
								$1,379,321

Futures Contracts at July 31, 2009:
								Unrealized
			Contract	Number of	Contract		Value at	Appreciation
Type			Position	Contracts	Expiration	July 31, 2009 (Depreciation)
U.S. Treasury 30-Year Bond			Short	(36)	9/09		$(4,284,000)	$(64,233)

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below: Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$177,509,665	$ —	$177,509,665
Derivatives:
Forward Swaps*	—	1,379,321	—	1,379,321
Futures Contracts*	(64,233)	—	—	(64,233)
Total	$(64,233)	$178,888,986	$ —	$178,824,753

*	Represents net unrealized appreciation (depreciation).
*

Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposts with brokers, if any, or the payable or receivable for variation margin.

**

Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, but is not reflected in the cumulative appreciation (depreciation) presented above.

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of July 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures	Receivable for variation margin		Payable for variation margin
		on futures contracts*	$ —	on futures contracts*	$64,233
Interest Rate	Swaps	Unrealized appreciation on		Unrealized depreciation on
		forward swaps**	1,379,321	forward swaps**	—
Total			$1,379,321		$64,233

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $227,332,440.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,970,099
Depreciation	(52,792,874)
Net unrealized appreciation (depreciation) of investments	$(49,822,775)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Investment, or portion of investment, has been pledged as collateral for inverse floating rate transactions.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Zero value on investments represents unrealized depreciation related to Recourse Trusts.
(8)	Borrowings as a percentage of Total Investments is 19.7%.
(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009